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MassMutual RetireSMART by JPMorgan 2060 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
INVESTMENT OBJECTIVE
The Fund seeks total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 226 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual RetireSMART by JPMorgan 2060 Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual RetireSMART by JPMorgan 2060 Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3
Management Fees		none	none	none	none	none	none		none
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%		0.50%
Other Expenses		1.11%	1.21%	1.31%	1.41%	1.31%	1.36%	[1]	1.31%
Acquired Fund Fees and Expenses		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%		0.52%
Total Annual Fund Operating Expenses	[2]	1.63%	1.73%	1.83%	1.93%	2.08%	2.13%		2.33%
Expense Reimbursement		(1.11%)	(1.11%)	(1.11%)	(1.11%)	(1.11%)	(1.11%)		(1.11%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[3]	0.52%	0.62%	0.72%	0.82%	0.97%	1.02%		1.22%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.00%, 0.10%, 0.20%, 0.30%, 0.45%, 0.50%, and 0.70% for Classes I, R5, Service, Administrative, R4, A, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual RetireSMART by JPMorgan 2060 Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	53	405	782	1,839
Class R5	63	436	834	1,948
Service Class	74	467	887	2,057
Administrative Class	84	498	939	2,164
Class R4	99	544	1,016	2,322
Class A	648	1,079	1,535	2,794
Class R3	124	621	1,144	2,580

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy designed for investors who plan to retire around the year 2060 (the target retirement year) and then withdraw their investment in the Fund over time throughout retirement. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”) and subadvised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan has responsibility for determining the Fund’s strategic asset allocation (its “glide path”) and tactical asset allocation (adjusting the Fund’s specific exposures in response to changes in market conditions). MML Advisers has overall responsibility for the Fund and for implementing those allocations through the selection of, and allocations to, Underlying Funds.
The Fund seeks to help investors save for retirement and then, after reaching the target retirement year, withdraw a portion of their investment in the Fund each year until December 31, 2095, the target maturity year. The Fund assumes a person will be at or around age 65 at the target retirement year.
Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers and J.P. Morgan Funds advised by J.P. Morgan or its affiliates, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments. The Fund will typically invest 80% or more of its assets in mutual funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan, including typically a 15% to 35% allocation to mutual funds advised or subadvised by J.P. Morgan or its affiliates. Non-affiliated Underlying Funds in which the Fund may invest are typically passively managed funds that seek to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry.
The Fund’s asset allocation strategy is designed with two main goals in mind: promoting asset accumulation prior to retirement, during the Fund’s “Savings Phase,” and supporting investors withdrawing their investments in the Fund throughout retirement, during the Fund’s “Spending Phase.” As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year and then remaining relatively stable afterwards. The asset allocation strategy during the Savings Phase will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. During the Spending Phase, the Fund will generally have a greater emphasis on fixed income investments. Because the Fund is a number of years from the beginning of its Spending Phase, its portfolio reflects a greater emphasis on equity investments and less emphasis on fixed income investments than a similar fund whose Spending Phase will begin sooner.
The anticipated strategic target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund’s strategic target allocations based on its position along the glide path as of February 1, 2024 are included in the table following the glide path.
Strategic Target Allocations(1)
Equity	92.00%
U.S. Large Cap Equity	48.65%
U.S. Mid Cap Equity	6.45%
U.S. Small Cap Equity	3.50%
REITs	1.85%
International Equity	23.05%
Emerging Markets Equity	8.50%
Fixed Income	8.00%
U.S. Fixed Income	6.85%
Inflation Managed	0.00%
High Yield Fixed Income	0.90%
Emerging Markets Debt	0.25%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%

The Fund utilizes Underlying Funds to implement its strategic target allocations.

Note: Above allocations may not sum up to 100% due to rounding.
The Fund’s actual allocations at any time will likely differ from those shown in the glide path and table above due to a number of factors, including, among others, changes made by J.P. Morgan to those strategic target allocations or changes arising from tactical allocations of the Fund’s investments, cash flows into and out of the Fund, and appreciation/depreciation of the Fund’s investments in different asset classes.
J.P. Morgan will periodically assess the strategic target allocations shown above, and may make adjustments to them, taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon, and data on the savings and spending behavior of investors. Based on J.P. Morgan’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of J.P. Morgan’s ability to make these modifications, as well as the Fund moving along its glide path each year, the Fund’s actual allocations may differ from the strategic target allocations shown above by as much as +/- 15%. In addition, as J.P. Morgan monitors the risk profile of the Fund in various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital.
During the Spending Phase, J.P. Morgan will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the target maturity year. In connection with this, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount.” The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the target maturity year. It attempts to balance income needs in the current year against the need for income in the future. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase. The sample withdrawal amount will be made available in January of each year at https://www.massmutual.com/funds, and by calling 888-309-3539.
As investors withdraw their investments in the Fund over time during the Spending Phase, the Fund’s assets are expected to decline over time and approach zero in the target maturity year. As assets decline and approach zero, there may be a point before the target maturity year where MML Advisers can no longer manage the Fund in line with its investment goal. In such a case, it is expected that the Fund would be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at the discretion of the Fund’s Board of Trustees (“Trustees”), without shareholder approval, at or prior to the target maturity year. J.P. Morgan anticipates that the sample withdrawal amount will increase as a percentage of an investor’s investment over time prior to the target maturity year and that the sample withdrawal amount will be 100% of an investor’s investment in the year 2095. As a result, the Fund and the sample withdrawal amount will be less useful for those who invest closer to the target maturity year. The sample withdrawal amount is not expected to be level from year to year and instead will likely vary each year. If investors choose in a year to withdraw from the Fund an amount equal to the sample withdrawal amount for that year (or any other amount), they will be redeeming shares and their investment in the Fund will be reduced. Calculation of the sample withdrawal amount assumes the reinvestment of all distributions in additional shares of the Fund. If distributions are not reinvested and an investor nonetheless withdraws annually an amount equal to the sample withdrawal amount without adjusting for distributions not reinvested, there will be an increased likelihood that the investor will (i) have insufficient shares for redemption in future years and (ii) exhaust their assets in the Fund prior to the maturity year.
In addition, the sample withdrawal amount is not designed to comply with any required minimum distribution rules applicable to tax deferred retirement accounts nor does it take into account any tax considerations to investors (including, for example, any early withdrawal penalties that may be imposed on investors in tax-deferred retirement accounts). Investors investing through a tax-deferred retirement account subject to a required minimum distribution who redeem shares of the Fund from such account will need to include such redemption amount, as appropriate, in the computation of any annual required minimum distribution.
Many of the assumptions and factors underlying the sample withdrawal amount will be based on estimates and judgments by J.P. Morgan. If those estimates or judgments are inaccurate or incomplete, the withdrawal amount may not accurately reflect the amount that an investor could redeem during the year while still allowing for redemptions in future years. Investors should not consider the Fund a complete solution for their investment or retirement income needs or as a guarantee of income through the target maturity year or over any other period. In making a decision about their investments in the Fund in their individual situations, or in assessing the adequacy of estimated distributions that they may receive at any particular time, investors should consider all of their other assets, income, and investments in addition to their investment in the Fund, and should consult their retirement and tax advisers.
The provision of a sample withdrawal amount is for the purpose of outlining a possible theoretical course of action. The sample withdrawal amount is a generic hypothetical example as of a specific calculation date that does not consider, nor is it based upon, the Fund specifically, including the Underlying Funds in which the Fund invests, or an investor’s specific circumstances including their age, financial needs, risk tolerance, required minimum distribution amount under the Internal Revenue Code of 1986, as amended (the “Code”), with respect to any year, if any, other assets, and overall investment objectives. The provision of a sample withdrawal amount is not a recommendation or suggestion that any particular redemption amount is advisable for any investor or in any investor’s best interest, nor is it a recommendation regarding any particular course of conduct in any particular situation or with respect to any particular investor. Instead, it will be presented merely for educational purposes so as to give an indication as to the kinds of approaches that may be possible, and each investor should make an independent decision regarding how to proceed based on their own independent analysis, taking into account whatever independent advice from the investor’s professional adviser, tax adviser, or other third parties that the investor may regard as necessary or appropriate to obtain. There can be no assurance that, even if an investor redeems, in each year during the Spending Phase, shares in an amount equal to the sample withdrawal amount for that year, the assets in the investor’s account will be sufficient to support distributions for the entire period through the target maturity year, and it is possible that the investor’s account in the Fund would be exhausted before then.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (which may include a fund or funds subadvised by J.P. Morgan); the Fund will normally invest no more than 20% of its assets in mutual funds not advised by MML Advisers, J.P. Morgan, or affiliates of J.P. Morgan (referred to here as “non-affiliated” funds). MML Advisers will select Underlying Funds from among mutual funds advised by it or J.P. Morgan or its affiliates even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. In addition, MML Advisers will likely seek to invest assets in funds advised or subadvised by J.P. Morgan or its affiliates in an amount sufficient to ensure an appropriate level of revenue to J.P. Morgan. J.P. Morgan will be subject to a conflict of interest in determining the Fund’s assets allocations, because it might expect to benefit financially by allocating the Fund’s assets to asset classes where MML Advisers would be likely to invest in mutual funds advised or subadvised by J.P. Morgan or its affiliates. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers or J.P. Morgan did not consider such factors or were not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s approximate allocation, as of January 12, 2024, to Underlying Funds in which the Fund invests 5% or more of its assets. Other Underlying Funds in which the Fund invests are listed under “Additional Information Regarding Investment Objectives and Principal Investment Strategies” in the Fund’s Prospectus. MML Advisers may in its absolute discretion modify the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
MM Equity Asset Fund	22.67%
MassMutual Blue Chip Growth Fund	6.85%
MassMutual Overseas Fund	9.64%
MassMutual International Equity Fund	6.10%
Vanguard Developed Markets Index Fund	8.65%
JPMorgan Emerging Markets Research Enhanced Equity Fund	5.02%
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. The Fund’s name and investment strategy changed on September 24, 2018. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class I Shares

Highest Quarter:	2Q ’20,	17.87%	Lowest Quarter:	1Q ’20,	–22.11%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual RetireSMART by JPMorgan 2060 Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I	19.29%	10.64%	8.62%	Nov. 23, 2015
Class R5	19.31%	10.53%	8.50%	Nov. 23, 2015
Service Class	19.03%	10.40%	8.40%	Nov. 23, 2015
Administrative Class	18.90%	10.29%	8.29%	Nov. 23, 2015
Class R4	18.75%	10.14%	8.13%	Nov. 23, 2015
Class A	12.15%	8.76%	7.25%	Nov. 23, 2015
Class R3	18.47%	9.86%	7.86%	Nov. 23, 2015
After Taxes on Distributions | Class I	17.38%	8.00%	6.11%
After Taxes on Distributions and Sale of Fund Shares | Class I	12.69%	8.08%	6.36%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)	19.74%	11.04%	9.03%	Nov. 23, 2015